Leases (Details) - USD ($)	Jun. 30, 2019	Mar. 01, 2019	Dec. 31, 2018
Lease liability	$ 49,945
Operating Leases [Member]
ROU Assets		$ 72,887	$ 116,876
Lease liability		$ 72,887	$ 116,876